CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
INTEREST AND DIVIDEND INCOME:
Loans receivable	$ 49,960,907	$ 53,836,937	$ 57,689,759
Mortgage loans held for sale	5,338,349	5,548,562	6,259,177
Securities and other	409,036	867,174	1,155,254
Total interest and dividend income	55,708,292	60,252,673	65,104,190
INTEREST EXPENSE:
Deposits	7,216,224	11,374,452	16,134,364
Advances from Federal Home Loan Bank	919,849	1,070,964	1,742,237
Borrowings from the Federal Reserve Bank			484
Subordinated debentures	541,728	505,889	515,308
Total interest expense	8,677,801	12,951,305	18,392,393
Net interest income	47,030,491	47,301,368	46,711,797
Provision for loan losses	14,450,000	14,800,000	26,064,000
Net interest income after provision for loan losses	32,580,491	32,501,368	20,647,797
NON-INTEREST INCOME:
Mortgage revenues	8,772,721	5,670,484	7,840,478
Retail banking fees	4,106,177	4,148,807	3,777,468
Investment brokerage revenues	1,402,448	1,864,170	1,797,876
Bank-owned life insurance income	1,001,608	1,071,637	1,092,149
Other	420,754	242,707	332,507
Total non-interest income	15,703,708	12,997,805	14,840,478
NON-INTEREST EXPENSE:
Salaries and employee benefits	15,262,518	15,021,505	13,979,216
Occupancy, equipment and data processing expense	9,289,870	8,990,060	8,288,918
Advertising	518,765	574,438	566,111
Professional services	2,084,098	1,653,032	1,747,584
FDIC deposit insurance premium expense	1,757,199	2,430,621	1,980,105
Real estate foreclosure losses and expense, net	3,039,315	2,872,484	2,810,765
Postage, document delivery and office supplies expense	696,967	898,470	978,703
Other	1,542,552	1,843,979	1,584,709
Total non-interest expense	34,191,284	34,284,589	31,936,111
Income before income taxes	14,092,915	11,214,584	3,552,164
Income tax expense	4,263,227	3,149,807	259,377
Net income	9,829,688	8,064,777	3,292,787
OTHER COMPREHENSIVE INCOME:
Unrealized gain (loss) on investment and mortgage-backed securities available for sale (net of income taxes in 2012, 2011 and 2010 of ($12,972), $22,999 and $94,962, respectively)	21,165	(37,524)	(154,939)
Comprehensive income	9,850,853	8,027,253	3,137,848
Income available to common shares	$ 8,145,658	$ 5,998,761	$ 1,232,887
Per-share amounts:
Basic earnings per common share (in dollars per share)	$ 0.76	$ 0.57	$ 0.12
Weighted average common shares outstanding - basic (in shares)	10,679,091	10,543,316	10,380,822
Diluted earnings per common share (in dollars per share)	$ 0.74	$ 0.55	$ 0.12
Weighted average common shares outstanding - diluted (in shares)	10,993,862	10,987,605	10,626,919